Stock Based Compensation - Schedule of Common Stock Warrant Activity (FY) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding and vested at the ending of the period (in shares)		15
Warrant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding and vested at the ending of the period (in shares)	15	15	32	35
Granted (in shares)	0	0	0
Expired (in shares)		(17)	(3)
Outstanding and vested at the ending of the period (in dollars per share)	$ 51	$ 51	$ 52.5	$ 53.31
Granted (in dollars per share)	$ 0	0	0
Expired (in dollars per share)		$ 53.88	$ 63.81
Weighted average remaining contractual term (in years)		2 months 12 days	1 year	1 year 10 months 24 days
Aggregate intrinsic value (in dollars)	$ 0	$ 0	$ 0	$ 0